Retirement Benefit Schemes - Schedule of Defined Benefit Amounts Recognised in Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Defined Benefit Plans [Line Items]
– current service cost	£ 51	£ 62
– past service credit, curtailments and settlements	(13)	(29)
– interest on scheme liabilities	247	245
– interest on scheme assets	(246)	(231)
– interest on unrecognised funded scheme surpluses	1	1	£ 1
Defined benefit schemes	40	48
Defined contribution schemes	93	91
Total amount recognised in the income statement	133	139	182
Pension schemes
Disclosure Of Defined Benefit Plans [Line Items]
– current service cost	50	60
– past service credit, curtailments and settlements	(14)	(29)
– interest on scheme liabilities	224	226
– interest on scheme assets	(240)	(226)
– interest on unrecognised funded scheme surpluses	1	1	1
Defined benefit schemes	21	32
Defined contribution schemes	93	91
Total amount recognised in the income statement	114	123
Healthcare schemes
Disclosure Of Defined Benefit Plans [Line Items]
– current service cost	1	2
– past service credit, curtailments and settlements	1	0
– interest on scheme liabilities	23	19
– interest on scheme assets	(6)	(5)
– interest on unrecognised funded scheme surpluses	0	0	£ 0
Defined benefit schemes	19	16
Defined contribution schemes	0	0
Total amount recognised in the income statement	£ 19	£ 16